Risk management (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary quantitative data about entitys exposure to risk [Abstract]
Change in interest rate, Increase	+200 bps	+200 bps	+200 bps
Change in interest rate, Decrease	-200 bps	-200 bps	-200 bps
Effect on income, Increase	$ 18,282	$ 24,603	$ 18,723
Effect on income,Decrease	$ (8,879)	$ (11,382)	$ (3,480)